UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22485

Avenue Income Credit Strategies Fund
(Exact name of registrant as specified in charter)

399 Park Avenue, 6th Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Randolph Takian Avenue Capital Group 399 Park Avenue, 6th Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 878-3500

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the period ended July 31, 2012, is filed herewith.

Avenue Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS

July 31, 2012 (Unaudited)

Security Description	Coupon	Maturity		Principal Amount (000)		Value

CORPORATE BONDS & NOTES — 102.0%
AIRLINES — 4.1%
US Airways 2000-3C Pass Through Trust	8.39%	3/1/2022			$5,577	$5,074,999
US Airways 2011-1C Pass Through Trust	10.88%	10/22/2014			1,968	2,017,005
						7,092,004
BUILDING PRODUCTS — 1.9%
Nortek, Inc.	10.00%	12/1/2018			3,000	3,240,000

COMMERCIAL BANKS — 4.3%
Lloyds Banking Group Capital No.1 PLC (a)	7.88%	11/1/2020			4,200	3,939,323
Royal Bank of Scotland Group PLC	7.65%	8/29/2049			4,000	3,480,000
						7,419,323
COMMUNICATIONS EQUIPMENT — 3.7%
Avaya, Inc.	10.13%	11/1/2015			8,000	6,300,000

CONTAINERS & PACKAGING — 3.3%
Ardagh Packaging Finance PLC (a)	9.25%	10/15/2020		EUR	3,000	3,718,883
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	9.00%	4/15/2019			$2,000	2,035,000
						5,753,883
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.7%
Intelsat Luxembourg SA	11.50%	2/4/2017			6,000	6,240,000
Level 3 Financing, Inc.:
	8.13%	7/1/2019			3,000	3,157,500
	10.00%	2/1/2018			2,000	2,185,000
						11,582,500
ENERGY EQUIPMENT & SERVICES — 1.2%
Hercules Offshore, Inc. (a)	10.50%	10/15/2017			2,000	2,010,000

FOOD & STAPLES RETAILING — 3.0%
Rite Aid Corp.	9.50%	6/15/2017			5,000	5,118,750

HEALTH CARE PROVIDERS & SERVICES — 11.4%
HCA, Inc.:
	7.05%	12/1/2027			745	679,812
	7.50%	11/6/2033			120	115,200
	7.50%	11/15/2095			3,000	2,445,000
	7.58%	9/15/2025			555	534,188
	7.69%	6/15/2025			900	875,250
	7.75%	7/15/2036			525	500,063
Priory Group Ltd. (a)	7.00%	2/15/2018		GBP	5,000	7,780,457
Tenet Healthcare Corp.:
	6.88%	11/15/2031			$4,000	3,460,000
	8.00%	8/1/2020			3,000	3,150,000
						19,539,970
HOTELS, RESTAURANTS & LEISURE — 13.5%
Boyd Gaming Corp.	9.13%	12/1/2018			4,000	4,120,000
Punch Taverns Finance Ltd.:
	5.94%	12/30/2024		GBP	4,000	4,672,194
	7.37%	6/30/2022	(a)		997	1,296,891
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	9.50%	6/15/2019			$5,000	5,218,750
The Unique Pub Finance Co. PLC:
	5.66%	6/30/2027		GBP	3,000	3,551,181
	6.54%	3/30/2021			3,300	4,371,951
						23,230,967
HOUSEHOLD DURABLES — 3.0%
K Hovnanian Enterprises, Inc.	10.63%	10/15/2016			$5,000	5,200,000

INDUSTRIAL CONGLOMERATES — 1.6%
Edgen Murray Corp.	12.25%	1/15/2015			2,800	2,828,000

See Accompanying Notes to Schedule of Investments

Avenue Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

Security Description	Coupon	Maturity		Principal Amount (000)		Value

INSURANCE — 4.2%
American International Group, Inc.:
	8.00%	5/22/2038	(a)	EUR	3,000	$3,765,023
	8.18%	5/15/2058			$3,000	3,420,000
						7,185,023
MARINE — 2.9%
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.	8.13%	2/15/2019			5,700	4,930,500

MEDIA — 4.9%
Cengage Learning Acquisitions, Inc. (a)	11.50%	4/15/2020			4,000	4,170,000
Clear Channel Worldwide Holdings, Inc. (a)	7.63%	3/15/2020			1,000	957,500
Univision Communications, Inc. (a)	7.88%	11/1/2020			3,000	3,232,500
						8,360,000
OIL, GAS & CONSUMABLE FUELS — 3.2%
Connacher Oil and Gas Ltd. (a)	8.50%	8/1/2019			4,000	3,490,000
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. II (a)	8.38%	6/1/2020			2,000	2,020,000
						5,510,000
PAPER & FOREST PRODUCTS — 2.0%
Lecta SA (a)	8.88%	5/15/2019		EUR	3,000	3,451,271

PERSONAL PRODUCTS — 3.3%
Ontex IV (a)	7.50%	4/15/2018			4,560	5,610,623

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
iStar Financial, Inc.	6.50%	12/15/2013			$2,000	1,965,000

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
Realogy Corp. (a)	9.00%	1/15/2020			5,000	5,237,500

ROAD & RAIL — 7.6%
Nobina Europe AB	9.13%	8/1/2012	(b)	EUR	4,900	4,823,167
Swift Services Holdings, Inc.	10.00%	11/15/2018			$7,500	8,156,250
						12,979,417
SOFTWARE — 4.0%
Infor US, Inc. (a)	9.38%	4/1/2019			6,500	6,955,000

SPECIALTY RETAIL — 5.3%
CDW LLC / CDW Finance Corp.	8.50%	4/1/2019			5,000	5,300,000
Gymboree Corp.	9.13%	12/1/2018			4,000	3,735,000
						9,035,000
TRADING COMPANIES & DISTRIBUTORS — 2.8%
RSC Equipment Rental, Inc.	8.25%	2/1/2021			4,500	4,882,500
TOTAL CORPORATE BONDS & NOTES (Cost $180,059,717)						175,417,231

SENIOR LOANS — 12.3% (c)
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
Tyrol Acquisitions 2 SAS Term Loan 2nd Lien (d)	4.41%	7/29/2016		EUR	4,731	4,438,772
Tyrol Acquisitions 2 SAS Term Loan B2 (d)	3.16%	1/29/2016			258	271,626
Tyrol Acquisitions 2 SAS Term Loan C2 (d)	3.16%	1/29/2016			1,288	1,358,133
						6,068,531
HOTELS, RESTAURANTS & LEISURE — 2.4%
Travelodge Hotels Term Loan B (d)	4.68%	9/3/2014		GBP	1,692	2,091,697
Travelodge Hotels Term Loan C (d)	5.35%	9/3/2015			1,692	2,104,963
						4,196,660
INDUSTRIAL CONGLOMERATES — 2.7%
Veyance Technologies, Inc. Term Loan 2nd Lien (d)	6.00%	7/31/2015			$5,000	4,645,000

Avenue Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

Security Description	Coupon	Maturity	Principal Amount (000)		Value

MEDIA — 3.7%
Lavena Holdings Term Loan B1 (d)	2.95%	4/10/2015	EUR	3,000	$3,150,955
Lavena Holdings Term Loan C1 (d)	3.32%	4/9/2016		3,000	3,169,411
					6,320,366
TOTAL SENIOR LOANS (Cost $25,412,214)					21,230,557
TOTAL LONG-TERM INVESTMENTS — 114.3% (Cost $205,471,931)					196,647,788

SHORT-TERM INVESTMENTS — 7.9%
REPURCHASE AGREEMENT — 7.9%
State Street Repurchase Agreement, dated 7/31/12, due 8/01/12 at 0.01%, collateralized by Federal Home Loan Mortgage Corporation obligations maturing 12/15/17, market value $13,813,942 (repurchase proceeds $13,541,694) (Cost $13,541,690)				$13,542	13,541,690
TOTAL SHORT-TERM INVESTMENTS — 7.9% (Cost $13,541,690)					13,541,690
TOTAL INVESTMENTS — 122.2% (Cost $219,013,621)					210,189,478
OTHER ASSETS & LIABILITIES — (22.2)%					(38,177,935)
NET ASSETS — 100.0%					$172,011,543

Percentages are calculated as a percentage of net assets as of July 31, 2012.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

(b) Payment of coupon and principal has been temporarily deferred until October 31, 2012.

(c) Interest rates on Senior Loans may be fixed or may float periodically. On floating rate Senior Loans, the interest rates typically are adjusted based on a base rate plus a premium or spread over the base rate. The base rate usually is a standard inter-bank offered rate, such as LIBOR, the prime rate offered by one or more major U.S. banks, or the certificate of deposit rate or other base lending rates used by commercial lenders. Floating rate Senior Loans may adjust over different time periods, including daily, monthly, quarterly, semi-annually or annually.

(d) Variable rate security. Rate shown is rate in effect at July 31, 2012.

Settlement Date	Amount		Value	In Exchange for U.S. $	Net Unrealized Appreciation (Depreciation)	Counterparty

FORWARD FOREIGN CURRENCY CONTRACTS TO BUY:
08/17/2012	GBP	221,859	$347,839	$357,855	$(10,016)	State Street Bank and Trust Co.
08/17/2012	EUR	687,751	846,349	843,038	3,311	State Street Bank and Trust Co.
08/17/2012	EUR	3,145,968	3,871,442	3,954,120	(82,678)	State Street Bank and Trust Co.
					$(89,383)

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:
08/17/2012	EUR	3,520,837	$4,332,757	$4,325,943	$(6,814)	State Street Bank and Trust Co.
08/17/2012	GBP	16,592,191	26,013,845	26,793,236	779,391	State Street Bank and Trust Co.
08/17/2012	EUR	1,005,000	1,236,757	1,301,949	65,192	State Street Bank and Trust Co.
08/17/2012	EUR	3,155,819	3,883,564	4,113,768	230,204	State Street Bank and Trust Co.
08/17/2012	EUR	23,943,753	29,465,284	31,195,837	1,730,553	State Street Bank and Trust Co.
					$2,798,526
	Total				$2,709,143

EUR - Euro Currency

GBP - Great British Pound

Avenue Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS (concluded)

July 31, 2012 (Unaudited)

At July 31, 2012, outstanding credit default swap contracts — sell protection were as follows:

Counterparty	Reference Obligation	Credit Rating		Notional Amount*	Receive Fixed Rate**	Expiration Date	Market Value***	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup	Meritor, Inc.	B3/B	-	$2,000,000	5.00	6/20/2017	$(334,262)	$(300,000)	$(34,234)
Citigroup	Meritor, Inc.	B3/B	-	3,000,000	5.00	6/20/2017	(501,393)	(397,500)	(103,045)
	TOTAL						$(835,655)	$(697,500)	$(137,279)

*If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur.  At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $5,000,000.

**The received fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) annually on the notional amount of the credit default swap contract.

***The quoted market prices and resulting values for credit default swap agreements on corporate bonds and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Geographic Allocation of Investments:

Country	Percentage of Net Assets	Value
United States	79.9%	$137,177,980
United Kingdom	19.3	33,288,657
Luxembourg	5.6	9,691,271
Germany	3.7	6,320,366
France	3.5	6,068,531
Belgium	3.3	5,610,623
Sweden	2.8	4,823,167
Ireland	2.1	3,718,883
Canada	2.0	3,490,000
Total Investments	122.2%	$210,189,478

The geographic allocation is based on where the Investment Adviser believes the country of risk to be.  Country of risk is traditionally the country where the majority of the company’s operations are based or where it is headquartered.

See Accompanying Notes to Schedule of Investments

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2012 (unaudited)

1. Organization

Avenue Income Credit Strategies Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund commenced operations on January 27, 2011. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of 5,240 common shares of beneficial interest (“Common Shares”) in the Fund to Avenue Capital Management II, L.P. (the “Investment Adviser”) at a price of $19.10 per share.

2. Significant Accounting Policies

The following is a summary of significant accounting policies of the Fund in preparation of the Schedule of Investments.

SECURITY VALUATION —   Corporate Bonds and Notes (including convertible bonds) and unlisted equities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institutional-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.

Credit default swaps, if any, are valued using a pricing service or, if the  pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

Where reliable market quotes are not readily available, loans and debt obligations are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees of the Fund (the “Board”). Any investment and other assets or liabilities for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by the Board.

Forward foreign currency contracts are valued using quoted foreign exchange rates. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s net asset value was last calculated, such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued on the debt of those issuers who are currently paying in full, adjusted for amortization of premium or accretion of discount. For those issuers who are not paying in full, interest is only recognized if amounts are reasonably estimable and collectable. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities, subject to collectability.

SENIOR LOANS — The Fund purchases assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund typically succeeds to all the rights and

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (unaudited)

obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

FOREIGN CURRENCY TRANSLATION — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund may enter into such forward contracts for hedging purposes. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Fund’s Schedule of Investments.

CREDIT DEFAULT SWAPS — A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer (which may be the entire notional amount of the swap) in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. Swaps generally do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. However, because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive.

REPURCHASE AGREEMENTS — The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn incremental income on temporarily available cash which would otherwise be uninvested. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Such agreements are carried at the contract amount, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government securities and those of its agencies or instrumentalities, at a value not less than the repurchase price is held by the custodian bank for the benefit of the Fund until maturity of the repurchase agreement. Repurchase agreements involve certain risks, including bankruptcy or other default of a seller of a repurchase agreement.

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (unaudited)

3. Derivative Instruments & Hedging Activities

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund used forward foreign currency contracts.

At July 31, 2012, the fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,808,651 and $(99,508), respectively.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives.  The Fund enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

At July 31, 2012, the fair value of credit default swaps in a liability position and whose primary underlying risk exposure is issuer default risk was $(137,279).

4. Unrealized Appreciation/(Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$219,013,621

Gross unrealized appreciation	$4,056,860
Gross unrealized depreciation	(12,881,003)
Net unrealized depreciation	$(8,824,143)

5. Fair Value Measurements

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

•                  Level 1 — Prices are determined using quoted prices in an active market for identical assets.

•                  Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

•                  Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (unaudited)

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by an independent pricing service or, if the  pricing service does not provide a value, by quotes provided by the selling dealer or financial institution. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The Schedule of Investments includes disclosure of each security type by category and/or industry. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected may materially differ from the value received upon actual sale of those investments.

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (unaudited)

	Quoted
	Prices in
	Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)**	Total

Investment Securities in an Asset Position

Corporate Bonds and Notes

Airlines	$—	$—	$5,074,999	$5,074,999

Road & Rail	—	—	4,823,167	4,823,167

All Other	—	165,519,065	—	165,519,065

Senior Loans	—	21,230,557	—	21,230,557

Repurchase Agreements	—	13,541,690	—	13,541,690

Total Investment Securities in an Asset Position	$—	$200,291,312	$9,898,166	$210,189,478

Other Financial Instruments —

Forward Foreign Currency Contracts*	—	2,709,143	—	2,709,143

Total Asset Position	$—	$203,000,455	$9,898,166	$212,898,621

Investments in a Liability Position

Credit Default Swaps*	—	(137,279)	—	(137,279)

Total Liability Position	$—	$(137,279)	$—	$(137,279)

* Other financial instruments such as forward foreign currency contracts and credit default swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

** The values below were determined using evaluated quotes by an independent pricing service.  However, due to the lack of market activity at period end, the valuations were considered Level 3.

At July 31, 2012, the Fund held two distinct investment positions that were classified as Level 3, representing an aggregate fair value of $9,898,166 and 4.7% of the total investment portfolio.

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (concluded)

July 31, 2012 (unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities in an Asset Position	Balance as of October 31, 2011	Accrued discounts (premiums)	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of July 31, 2012
Corporate Bonds & Notes
Airlines	$4,742,913	$17,674	$14,161	$507,369	$––	$(207,118)	$––	$––	$5,074,999
Road & Rail	—	(66,088)	—	(1,416,266)	—	—	6,305,521	—	4,823,167
Total	$4,742,913	$(48,414)	$14,161	$(908,897)	$—	$(207,118)	$6,305,521	$—	$9,898,166

*   Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

The total net change in unrealized depreciation attributable to Level 3 investments still held at July 31, 2012 was $(908,897).

The following table represents additional information about valuation techniques and inputs used for investments that were measured at fair value and categorized as Level 3 at July 31, 2012.

Investment in Securities in an Asset Position	Ending Balance as of July 31, 2012	Valuation Technique Used	Unobservable Inputs	Range of Input Values
Corporate Bonds & Notes
Airlines	$5,074,999	Third-Party pricing Vendor	Broker quotes	$75.00-$93.00
Road & Rail	4,823,167	Third-Party pricing Vendor	Broker quotes	EUR 80-EUR 90
	$9,898,166

For information related to geographical and industry categorization of investments and types of derivative contracts held, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Avenue Income Credit Strategies Fund

By	/s/ Randolph Takian
Randolph Takian
Trustee, Chief Executive Officer and President (Principal Executive Officer)

Date	September 28, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Randolph Takian
Randolph Takian
Trustee, Chief Executive Officer and President (Principal Executive Officer)

Date	September 28, 2012

By	/s/ Stephen M. Atkins
Stephen M. Atkins
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 28, 2012